Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net Income (Loss)	$ (84,217)	$ (37,348)	$ 35,095
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Depreciation, depletion and amortization	163,672	145,147	172,651
Fair value adjustments, net	(2,925)	24,182	15,040
Inventory adjustments	20,819	2,646	6,524
Provision for reclamation and closure costs	9,658	9,572	11,514
Deferred income taxes	(6,115)	(25,546)	(48,049)
Stock compensation	6,598	6,012	6,082
Foreign exchange (gain) loss	3,810	(9,210)	(79)
Other non-cash items	3,094	3,736	2,663
Increase (Decrease) in Operating Capital [Abstract]
Accounts receivable	25,133	8,669	(5,405)
Inventories	(24,035)	(18,230)	16,919
Other current and non-current assets	(32,456)	(12,388)	(1,678)
Accounts payable and accrued liabilities	598	(24,981)	(795)
Accrued payroll and related benefits	(4,982)	13,732	1,270
Accrued taxes	(571)	(7,927)	6,457
Accrued reclamation and closure costs and other non-current liabilities	(2,582)	11,824	2,128
Net cash provided by operating activities	75,499	89,890	220,337
Net Cash Provided by (Used in) Investing Activities [Abstract]
Additions to properties, plants, equipment and mineral interests	(223,887)	(149,378)	(109,048)
Pre-acquisition advance to Alexco	0	(25,000)	0
Acquisition, net	228	8,953	0
Purchase of carbon credits	0	0	(869)
Proceeds from sale or exchange of investments	0	9,375	1,811
Proceeds from disposition of properties, plants, equipment and mineral interests	1,329	748	1,077
Purchases of investments	(8,962)	(31,971)	0
Net cash used in investing activities	(231,292)	(187,273)	(107,029)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of common stock, net of offering costs	56,684	17,278	0
Dividends paid to common and preferred stockholders	(15,713)	(12,932)	(20,672)
Acquisition of treasury shares from employee equity awards	(2,036)	(3,677)	(4,525)
Borrowings of debt	239,000	25,000	0
Repayments of debt	(111,000)	(25,000)	0
Repayments of finance leases	(10,605)	(7,633)	(7,285)
Other	0	(536)	(116)
Net cash used in financing activities	156,330	(7,500)	(32,598)
Effect of exchange rates on cash	1,095	(273)	(530)
Net (decrease) increase in cash, cash equivalents and restricted cash and cash equivalents	1,632	(105,156)	80,180
Cash, cash equivalents and restricted cash and cash equivalents at beginning of year	105,907	211,063	130,883
Cash, cash equivalents and restricted cash and cash equivalents at end of year	107,539	105,907	211,063
Supplemental Cash Flow Information [Abstract]
Interest	(37,744)	(37,200)	(37,565)
Income and mining taxes	8,907	14,405	12,105
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Addition of finance lease obligations	16,116	11,887	4,870
Recognition of operating lease liabilities and right-of-use assets	203	6,842	4,874
Common stock contributed to pension plans	1,035	9,740	22,250
Common stock issued for 401(k) match	4,608	4,470	4,339
Common stock issued to settle acquired silver stream	0	135,000
Equity securities received from exchange of investments	0	0	3,626
Common stock issued to Alexco Resource Corp. stockholders
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Common stock issued to Alexco Resource Corp. stockholders	0	68,733
Common stock issued to ATAC Resources Ltd. stockholders
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Common stock issued to Alexco Resource Corp. stockholders	$ 18,789	$ 0	$ 0